Financial instruments - Schedule of Assets and Liabilities measured at Fair Value(Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term investments (Note 7) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 9,744	$ 10,028
Long-term investments (Note 7) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	7,366
Interest rate swaps (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Interest rate swaps (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	1,246	1,122
Convertible senior subordinated notes (Note 10) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Convertible senior subordinated notes (Note 10) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	(277,650)	(262,793)
Gold forward contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Gold forward contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	$ (4,952)	(10,017)
Fuel derivative contracts (Note 14) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		0
Fuel derivative contracts (Note 14) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		$ 2,760